Commitments and Contingencies:	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure
Commitments and Contingencies:
8. Commitments and Contingencies:

(a) Long-term time charters:

In June 2015, the Amur River completed its time charter with the BG Group and commenced employment under a new 13-year time charter with Gazprom Marketing & Trading Singapore Pte. Ltd (“Gazprom”). As at December 31, 2015, the estimated contracted revenue backlog of the Amur River charter approximated $298.8 million.
The Partnership's future minimum contractual charter revenues under its non-cancelable long-term time charter contracts as of December 31, 2015, gross of brokerage commissions, without taking into consideration any assumed off-hire (including those arising out of periodical class survey requirements), are as analyzed below:

Year ending December 31,	Amount
2016	$178,590
2017	147,211
2018	79,791
2019	24,273
2020	24,339
Thereafter	176,425
Total	$630,629

(b) Other:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Partnership is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(c) Technical and Commercial Management Agreement:

         As further disclosed in Note 3, the Partnership has contracted the commercial, administrative and technical management of its vessels to Dynagas Ltd. For the commercial services provided under this agreement the Partnership pays a commission of 1.25% over the charter-hire revenues arranged by the Manager, which will survive the termination of the agreement under all circumstances until the termination of each charter party in force at the time of termination. The estimated commission payable to the Manager over the minimum contractual charter revenues, discussed under (a) above, is $7,883. For vessel administrative and technical management fees the Partnership currently pays a daily management fee of $2.7 per vessel (Note 3(a)). Such management fees for the period from January 1, 2016 to the expiration of the agreements on December 31, 2020, adjusted for 3% inflation as per agreement, are estimated to be $31,798 and are analyzed as follows:

Period/ Year ending December 31,	Amount
2016	$6,000
2017	6,162
2018	6,347
2019	6,537
2020	6,752
Total	$31,798